Financial Assets at Amortized Cost (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortized Cost (Details) [Line Items]
Financial asset at amortized costs (in Dollars)	$ 41,470,915	$ 6,871,187
Minimum [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Interest rate of time deposit	0.00%	0.22%
Maximum [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Interest rate of time deposit	5.20%	3.80%